Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended	12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Convertible Notes [Line Items]
Unsecured promissory note amount						$ 22,700
Derivative liability						37	$ 31
Make-whole derivative liability		$ 48				40
Change in fair value		8	$ 3			1,000
Amortization of debt discount		235	90			625	495
Debt extinguishment						$ 10,100
Conversion Agreement [Member]
Convertible Notes [Line Items]
Fair value of derivative liability	$ 1,000							$ 1,000
Series F Redeemable Convertible Preferred Stock [Member]
Convertible Notes [Line Items]
Converted shares	1.4					16,221,980
2023 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount							10,000
Interest expense		207
2024 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount							10,000
Interest expense		$ 197				$ 949	508
Derivative liability						75	44
Contractual interest						679	357
Amortization of debt discount						270	151
2023 Notes and 2024 Note [Member]
Convertible Notes [Line Items]
Interest expense				$ 682	$ 700
Make-Whole Provision [Member]
Convertible Notes [Line Items]
Derivative liability						$ 40
Change in fair value
Convertible Promissory Notes [Member] | Conversion Agreement [Member]
Convertible Notes [Line Items]
Conversion price	$ 1.4
Convertible Promissory Notes [Member] | 2023 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount									$ 10,000
Accrue Interest Percentage						7.00%
Convertible Promissory Notes [Member] | 2024 Notes [Member]
Convertible Notes [Line Items]
Unsecured promissory note amount						$ 10,000	$ 10,000
Accrue Interest Percentage						8.00%